Statement of Changes in Stockholders' Equity - USD ($)		Total	VPC Impact Acquisition Holdings III, Inc [Member]	Class B [Member] VPC Impact Acquisition Holdings III, Inc [Member]	Series A Convertible Preferred Stock [Member]	Series B One Convertible Preferred Stock [Member]	Series B Two Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Class B [Member] VPC Impact Acquisition Holdings III, Inc [Member]	Additional Paid in Capital	Additional Paid in Capital VPC Impact Acquisition Holdings III, Inc [Member]	Accumulated Deficit	Accumulated Deficit VPC Impact Acquisition Holdings III, Inc [Member]	Loans TO Stockholders [Member]	Treasury Stock [Member]
Beginning balance at Dec. 31, 2018		$ (3,507,000)						$ 100		$ 3,227,000		$ (6,734,000)
Beginning balance, Shares at Dec. 31, 2018								98,798,160
Beginning balance, Shares, Convertible preferred stock at Dec. 31, 2018					133,216,940	0	0
Beginning balance, Convertible preferred stock at Dec. 31, 2018					$ 9,881,000	$ 0	$ 0
Issuance of series B-1 convertible preferred stock, net of issuance costs of $325 thousand, Value						$ 49,675
Issuance of series B-1 convertible preferred stock, net of issuance costs of $325 thousand, Shares						13,326,050
Issuance of restricted stock, Shares								14,500,000
Issuance of common stock for stock option exercises, Value		39,000								39,000
Issuance of common stock for stock option exercises, Shares								446,830
Cancellation of restricted stock								(14,250,000)
Conversion of notes and accrued interest to series B-2 preferred stock, Value							$ 12,617,000
Conversion of notes and accrued interest to series B-2 preferred stock, Shares							3,991,610
Treasury stock		(154,000)						$ (45,680)							$ (154,000)
Stockholder loans		(14,492,000)												$ (14,492,000)
Stock-based compensation—restricted stock		178,000								178,000
Stock-based compensation—stock options		268,000								268,000
Net income (loss)		787,000										787,000
Ending balance at Dec. 31, 2019		(16,881,000)						$ 100		3,712,000		(5,947,000)		(14,492,000)	(154,000)
Ending balance, Shares at Dec. 31, 2019								99,449,310
Ending balance, Shares, Convertible preferred stock at Dec. 31, 2019					133,216,940	13,326,050	3,991,610
Ending balance, Convertible preferred stock at Dec. 31, 2019		72,173,000			$ 9,881,000	$ 49,675,000	$ 12,617,000
Issuance of common stock for stock option exercises, Value		178,000								178,000
Issuance of common stock for stock option exercises, Shares								1,013,543
Issuance of common stock for stock option early exercises, Shares								322,917
Stockholder loans interest		(204,000)												(204,000)
Stock-based compensation		932,000								932,000
Net income (loss)		27,653,000										27,653,000
Ending balance at Sep. 30, 2020		11,678,000						$ 100		4,822,000		21,706,000		(14,696,000)	(154,000)
Ending balance, Shares at Sep. 30, 2020								100,785,770
Ending balance, Shares, Convertible preferred stock at Sep. 30, 2020					133,216,940	13,326,050	3,991,610
Ending balance, Convertible preferred stock at Sep. 30, 2020					$ 9,881,000	$ 49,675,000	$ 12,617,000
Beginning balance at Dec. 31, 2019		(16,881,000)						$ 100		3,712,000		(5,947,000)		(14,492,000)	(154,000)
Beginning balance, Shares at Dec. 31, 2019								99,449,310
Beginning balance, Shares, Convertible preferred stock at Dec. 31, 2019					133,216,940	13,326,050	3,991,610
Beginning balance, Convertible preferred stock at Dec. 31, 2019		72,173,000			$ 9,881,000	$ 49,675,000	$ 12,617,000
Issuance of common stock for stock option exercises, Value		$ 256,000								256,000
Issuance of common stock for stock option exercises, Shares		1,441,795						1,253,045
Cancellation of restricted stock								(653,125)
Stock-based compensation—restricted stock		$ 68,000								68,000
Stock-based compensation—stock options		1,457,000								1,457,000
Issuance of common stock for stock option early exercises, Shares								403,131
Cancellation of common stock issued for stock option early exercise								$ (229,167)
Stockholder loans interest		(272,000)												(272,000)
Net income (loss)		(6,957,000)										(6,957,000)
Ending balance at Dec. 31, 2020		(22,329,000)						$ 100		5,493,000		(12,904,000)		(14,764,000)	(154,000)
Ending balance, Shares at Dec. 31, 2020								100,223,194
Ending balance, Shares, Convertible preferred stock at Dec. 31, 2020					133,216,940	13,326,050	3,991,610
Ending balance, Convertible preferred stock at Dec. 31, 2020		72,173,000			$ 9,881,000	$ 49,675,000	$ 12,617,000
Issuance of common stock for stock option exercises, Value		$ 1,375,000								1,375,000
Issuance of common stock for stock option exercises, Shares		2,433,761						2,353,547
Stockholder loans		$ (208,000)												(357,000)	149,000
Vesting of stock option early exercises		75,000								75,000
Stock-based compensation		6,342,000								6,342,000
Stockholder Loans (Shares)								44,230
Net income (loss)		(4,801,000)										(4,801,000)
Ending balance at Sep. 30, 2021		(19,546,000)	$ (31,907,875)					$ 100	$ 634	13,285,000	$ 0	(17,705,000)	$ (31,908,509)	(15,121,000)	(5,000)
Ending balance, Shares at Sep. 30, 2021								102,620,971	6,344,150
Ending balance, Shares, Convertible preferred stock at Sep. 30, 2021					133,216,940	13,326,050	3,991,610
Ending balance, Convertible preferred stock at Sep. 30, 2021		72,173,000			$ 9,881,000	$ 49,675,000	$ 12,617,000
Beginning balance at Jan. 13, 2021			0						$ 0		0		0
Beginning balance, Shares at Jan. 13, 2021									0
Issuance of Class B common stock to Sponsor	[1]		25,000						$ 647		24,353		0
Issuance of Class B common stock to Sponsor, Shares	[1]								6,468,750
Net income (loss)			(604)						$ 0		0		(604)
Ending balance at Jan. 22, 2021			24,396						$ 647		24,353		(604)
Ending balance, Shares at Jan. 22, 2021									6,468,750
Beginning balance at Jan. 13, 2021			0						$ 0		0		0
Beginning balance, Shares at Jan. 13, 2021									0
Issuance of Class B common stock to Sponsor	[2]		25,000						$ 647		24,353		0
Issuance of Class B common stock to Sponsor, Shares	[2]								6,468,750
Accretion for Class A common shares to redemption amount			(24,126,952)								(24,353)		(24,102,599)
Forfeiture of Founder Shares			(13)						$ (13)		0		0
Forfeiture of Founder Shares, Shares									(124,600)
Net income (loss)			(1,650,406)						$ 0		0		(1,650,406)
Ending balance at Mar. 31, 2021			(25,752,371)						$ 634		0		(25,753,005)
Ending balance, Shares at Mar. 31, 2021									6,344,150
Beginning balance at Jan. 13, 2021			0						$ 0		0		0
Beginning balance, Shares at Jan. 13, 2021									0
Accretion for Class A common shares to redemption amount			24,126,965
Net income (loss)			(7,805,910)	$ (1,815,599)
Ending balance at Sep. 30, 2021		(19,546,000)	(31,907,875)					$ 100	$ 634	13,285,000	0	(17,705,000)	(31,908,509)	(15,121,000)	(5,000)
Ending balance, Shares at Sep. 30, 2021								102,620,971	6,344,150
Ending balance, Shares, Convertible preferred stock at Sep. 30, 2021					133,216,940	13,326,050	3,991,610
Ending balance, Convertible preferred stock at Sep. 30, 2021		72,173,000			$ 9,881,000	$ 49,675,000	$ 12,617,000
Beginning balance at Mar. 31, 2021			(25,752,371)						$ 634		0		(25,753,005)
Beginning balance, Shares at Mar. 31, 2021									6,344,150
Net income (loss)			(3,478,664)						$ 0		0		(3,478,664)
Ending balance at Jun. 30, 2021			(29,231,035)						$ 634		0		(29,231,669)
Ending balance, Shares at Jun. 30, 2021									6,344,150
Net income (loss)			(2,676,840)	$ (535,368)					$ 0		0		(2,676,840)
Ending balance at Sep. 30, 2021		(19,546,000)	$ (31,907,875)					$ 100	$ 634	$ 13,285,000	$ 0	$ (17,705,000)	$ (31,908,509)	$ (15,121,000)	$ (5,000)
Ending balance, Shares at Sep. 30, 2021								102,620,971	6,344,150
Ending balance, Shares, Convertible preferred stock at Sep. 30, 2021					133,216,940	13,326,050	3,991,610
Ending balance, Convertible preferred stock at Sep. 30, 2021		$ 72,173,000			$ 9,881,000	$ 49,675,000	$ 12,617,000

[1]	Includes up to 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6)
[2]	In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining overallotment option on March 9, 2021, 124,600 Founder Shares were forfeited and 719,150 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 6,344,150 Founder Shares outstanding at September 30, 2021.